Convertible debt (Details Textual) (USD $)	1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended						12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended					12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended
	Aug. 31, 2011	Jul. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jul. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Roenigk 2007 Convertible Promissory Note [Member]	Jun. 30, 2012 Roenigk 2007 Convertible Promissory Note [Member]	Dec. 31, 2011 Roenigk 2007 Convertible Promissory Note [Member]	Mar. 21, 2007 Roenigk 2007 Convertible Promissory Note [Member]	Dec. 31, 2012 Roenigk 2007 Convertible Promissory Note [Member] Maximum [Member]	Dec. 31, 2012 Roenigk 2007 Convertible Promissory Note [Member] Minimum [Member]	Dec. 31, 2012 Roenigk 2008 Convertible Promissory Note [Member]	Jun. 30, 2012 Roenigk 2008 Convertible Promissory Note [Member]	Dec. 31, 2011 Roenigk 2008 Convertible Promissory Note [Member]	Mar. 21, 2007 Roenigk 2008 Convertible Promissory Note [Member]	Dec. 31, 2012 Roenigk 2008 Convertible Promissory Note [Member] Maximum [Member]	Dec. 31, 2012 Roenigk 2008 Convertible Promissory Note [Member] Minimum [Member]	Dec. 31, 2008 Roenigk 2008 Convertible Promissory Note [Member] Securities Purchase Agreement [Member]	Mar. 31, 2013 December 2011 Convertible Promissory Notes [Member]	Dec. 31, 2011 December 2011 Convertible Promissory Notes [Member]	Dec. 31, 2012 December 2011 Convertible Promissory Notes [Member]	Mar. 31, 2013 Roenigk 2012 Convertible Promissory Note [Member]	Dec. 31, 2012 Roenigk 2012 Convertible Promissory Note [Member]	Jun. 30, 2012 Roenigk 2012 Convertible Promissory Note [Member]	Dec. 31, 2011 Roenigk 2012 Convertible Promissory Note [Member]	Dec. 31, 2012 Roenigk 2012 Convertible Promissory Note [Member] Maximum [Member]	Dec. 31, 2012 Roenigk 2012 Convertible Promissory Note [Member] Minimum [Member]	Dec. 31, 2012 Convertible Promissory Notes One [Member]	Dec. 31, 2012 Convertible Promissory Notes Two [Member]	Dec. 31, 2012 Convertible Promissory Notes Three [Member]	Jul. 31, 2011 Castion Acquisition Financing [Member]	Dec. 31, 2011 Castion Acquisition Financing [Member]	Mar. 31, 2011 Castion Acquisition Financing [Member]	Dec. 31, 2011 Castion Acquisition Financing [Member]	Dec. 31, 2010 Castion Acquisition Financing [Member]	Jul. 02, 2007 Castion Acquisition Financing [Member]	Dec. 31, 2011 Castion Acquisition Financing [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Castion Acquisition Financing [Member] Series B Convertible Preferred Stock [Member]	Jul. 31, 2011 Bridge Notes 2010 [Member]	Sep. 30, 2011 Bridge Notes 2010 [Member]	Mar. 31, 2011 Bridge Notes 2010 [Member]	Dec. 31, 2011 Bridge Notes 2010 [Member]	Jun. 30, 2010 Bridge Notes 2010 [Member]	Mar. 10, 2010 Bridge Notes 2010 [Member]	Sep. 30, 2011 June 2011 Bridge Notes [Member]	Dec. 31, 2011 June 2011 Bridge Notes [Member]	Jul. 12, 2011 June 2011 Bridge Notes [Member]	Jun. 17, 2011 June 2011 Bridge Notes [Member]	Dec. 31, 2012 June 2011 Bridge Notes [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 December 2011 Bridge Note [Member]
Debt Instrument, Issuance Date																						Dec. 02, 2011			Jun. 20, 2012
Debt Instrument, Interest Rate, Stated Percentage								5.00%						5.00%							12.50%	12.50%		8.00%	5.00%			8.00%	5.00%	12.50%	10.00%	10.00%														3.00%		10.00%
Debt Instrument, Maturity Date								Mar. 21, 2013						Mar. 07, 2013							Jan. 31, 2013	Dec. 31, 2012		Mar. 31, 2014	Mar. 31, 2014					Dec. 31, 2012	Feb. 29, 2012	Feb. 29, 2012					May 31, 2010							Feb. 28, 2011				Feb. 29, 2012				Dec. 31, 2012
Debt Instrument, Annual Principal Payment																										$ 1,877,217
Debt Instrument, Frequency of Periodic Payment																									Interest on the Note is payable semi-annually.
Additional Accrued Interest																								79,000	67,000
Interest Payable, Current									213,000	188,000					165,000	142,000
Debt Instrument, Unamortized Discount										78,000						181,000								86,000	106,000																							60,000
Debt Instrument Deferral Fees								2,500						2,500										5,000	5,000
Bridge Loan Exchanged For Promissory Note																						1,250,000
Amount Of Investment Subject To Option																				750,000
Debt Instrument Additional Borrowing Capacity Amount																																													2,000,000
Convertible Debt			3,088,000	2,821,000	3,187,000			0		860,000				0		711,000					1,250,000	1,250,000	1,250,000	1,937,000	1,838,000		0
Investment Owned, Subject to Option, Exercise Dates																				7-Mar-08
Debt Instrument, Interest Rate Terms																									The Note bears interest at the rate of 5% per annum from April 1, 2012 through May 31, 2012, then bears interest at the rate of 8% per annum until the maturity date, March 31, 2014.
Warrant Issued For Purchase Of Common Stock								750,000						750,000																						10,455,024			17,585,127
Investment Warrants Exercise Price1 (in dollars per share)			$ 1.00									$ 1.00	$ 0.50					$ 1.00	$ 0.50
Investment Warrants Expiration Date								Mar. 21, 2013						Mar. 07, 2014
Debt Instrument, Face Amount											750,000						750,000																					3,353,127								2,600,000			1,600,000	2,900,000
Common Stock, Price Per Share																																				$ 0.40
Tender of Roenigk 2007 and 2008 Convertible Promissory Notes in exchange for Roenigk 2012 Convertible Promissory Note																																							902,710		4,500,000
Debt Conversion, Converted Instrument, Shares Issued						653,439																																	376,129
Repayments of Debt		1,568,267																															1,568,267			1,144,336					1,568,267
Common Stock Shares Issued For Debt Settlement																																				6,018,065
Additional Repayments Of Debt																																				37,914
Restated Interest Rate				10.00%																																10.00%								10.00%
Debt Conversion, Description																																				The restated CASTion Notes also provided that, in the event that (i) the closing price of the Company's Common Stock equaled or exceeded $0.72 per share for 20 consecutive trading days and (ii) the daily average trading volume of the Company's Common Stock exceeded 30,000 shares for 20 consecutive trading days, then the entire principal amount, plus all accrued and unpaid interest thereon, would automatically convert into shares of the Company's Series B Convertible Preferred Stock at the rate of $2.40 per share.
Loss on extinguishment of debt			0	(12,513,000)																														952,000	7,361,000							2,618,000	327,000				1,799,000
Repayment Of Debt Percentage																																				50.00%
Preferred Stock Shares Issued For Debt Settlement																																																			3,469,387
Common Stock Exercise Price1																																		$ 0.30		$ 0.30								$ 0.24
Proceeds from Issuance of Debt			$ 1,600,000																																													$ 1,600,000
Warrants Issuance To Purchase Common Stock Description																																												Upon conversion of all or any portion of the Amended 2010 Bridge Notes, the Company will issue five-year warrants for the purchase, at an exercise price of $0.30 per share, of that number of shares of the Company's Common Stock determined by dividing (i) 200% of the amount of principal and interest so converted by (ii) $0.30 (the "Warrants").
Warrants Issuance To Purchase Stock Description																																									five-year warrants for the purchase, at an exercise price of $0.30 per share, of that number of shares of the Company's Common Stock determined by dividing (i) 200% of the amount of principal and interest so converted by (ii) $0.30 (the "Warrants").							Pursuant to the June 2011 Bridge Loan Agreement, the Company agreed, subject to the satisfaction of certain conditions, to amend the Warrants (i) to provide that they will be exercisable for the purchase of shares of the Company's Series B Convertible Preferred Stock (the "Series B Stock") instead of Common Stock (with the number of shares of the Series B Stock determined by dividing by ten (10) the number of shares of Common Stock for which the Warrants are currently exercisable) and (ii) to change the exercise prices of all Warrants (which currently range from $0.30 to $1.82 per share of Common Stock) to $1.30 per share of Series B Stock (the equivalent of $0.13 per Common-equivalent share).
Imputed Interest Rate																																																10.00%
Preferred Stock, Price Per Share	$ 1.30			$ 2.40																																															$ 1.30
Debt Instrument, Convertible, Conversion Price				$ 0.5			$ 2.40				$ 0.50			$ 0.50			$ 0.50								$ 0.5													$ 0.5		$ 2.40						$ 0.24